Lease Arrangements - Summary of Range of Discount Rate for Lease Liabilities (Details) - Discount Rate [Member] - Lease Liabilities [Member]	Dec. 31, 2023	Dec. 31, 2022
Top of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.0184	0.0171
Top of Range [Member] | Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.09	0.09
Top of Range [Member] | Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.035	0.0299
Bottom of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.0037	0.0037
Bottom of Range [Member] | Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.0037	0.0037
Bottom of Range [Member] | Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Range of discount rate	0.0037	0.0037